U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 5, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Baird Funds, Inc. (the “Company”)
File Nos. 333-40128 and 811-09997

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Intermediate Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Short-Term Bond Fund, Baird Ultra Short Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund (the “Bond Funds”), and Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund (the “Equity Funds”) hereby certifies that the form of Prospectus and Statement of Additional Information for the Bond Funds and the form of Prospectus for the Equity Funds that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Company dated May 1, 2023, and filed electronically as Post-Effective Amendment No. 96 to the Company’s Registration Statement on Form N-1A on April 27, 2023. The Statement of Additional Information for the Equity Funds is being filed concurrently pursuant to Rule 497(c) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 516-1652.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services